Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering on December 17, 2012 and March 28, 2012, issuance costs	$ 210,000	$ 504,000	$ 542,500	$ 504,000	$ 542,500	$ 542,500	$ 542,500	$ 1,046,500